Earnings Per Common Share	12 Months Ended
Dec. 31, 2016
Earnings Per Common Share
EARNINGS PER COMMON SHARE

2. EARNINGS PER COMMON SHARE

The following table illustrates the computation of basic and diluted earnings (loss) per share:

	Year Ended December 31,
	2016		2015		2014
	Amount	Per Share Amount	Amount	Per Share Amount	Amount	Per Share Amount
	(Amounts in thousands, except per share amounts)

Net income (loss)	$(972)		$15,439		$14,742

Basic:
Weighted average shares outstanding	36,677	$(0.03)	28,839	$0.54	22,625	$0.65

Diluted:
Add incremental shares for:
Effect of dilutive securities - options	-		257		290
Total	36,677	$(0.03)	29,096	$0.53	22,915	$0.64